Income Tax Expenses - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Income Tax Contingency [Line Items]
Interest and penalties on freight tax expenses (recoveries)			$ 3,800	$ 6,200	$ 13,300
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			22,300	25,900	27,700
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions			2,983	4,766	10,748
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions			$ 964	$ 0	15,164
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority						$ 8,600
Foreign Tax Authority
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions					7,600
Settlement with Taxing Authority
Income Tax Contingency [Line Items]
Payments for Other Taxes	$ 900	$ 7,700
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions					$ 15,200